Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Write down of assets due decrease in expected volatility	¥ 6,502	¥ 1,467	¥ 3,339
US Business Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Write down of assets due decrease in expected volatility	¥ 5,663	424	2,872
Goodwill and Trademark allocated to the CGU of U.S. Business segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal growth rate	2.20%
Estimated recoverable amount of the Cash Generating Unit exceeded the carrying amount	¥ 33,038
Reasonably possible reduction in terminal growth rate that could individually cause the carrying amount to exceed the recoverable amount	(1.90%)
Reasonably possible increase in pre tax weighted average cost of capital that could individually cause the carrying amount to exceed the recoverable amount	2.40%
Pre tax weighted average cost of capital	9.60%
Tosymra [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discounted Forecast Cash Flow Models of Pre-tax WACC Rate	11.50%
Selling General And Administrative Expenses [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment on Research and Development expenses	¥ 481
Selling General And Administrative Expenses [Member] | Tosymra [Member] | US Business Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of Marketed Products	5,572
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase Decrease in Intangible assets	¥ 1,699	1,699
Top of range [member] | Individual assets of Research and Development and Marketed Products [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre tax weighted average cost of capital	13.50%
Bottom of range [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment on Research and Development expenses	¥ 481
Bottom of range [member] | Individual assets of Research and Development and Marketed Products [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre tax weighted average cost of capital	5.90%
Research and Development [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of previously recorded impairment losses		707
Write down of assets due to decrease in profitability		1,372
Write down of assets due decrease in expected volatility	¥ 481	665	3,339
Research and Development [member] | US Business Segment [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Write down of assets due decrease in expected volatility	42	424	¥ 2,872
Marketed Products [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Write down of assets due decrease in expected volatility	6,021	¥ 802
Marketed Products [member] | Tosymra [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Write down of assets due decrease in expected volatility	¥ 449